Benefit Plans (Pension Liabilities Recognized In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans [Abstract]
Other assets	$ 40	$ 223
Accrued liabilities - employment costs	(23)	(28)
Long-term employment costs	(947)	(574)
Net pension liability	$ (930)	$ (379)